INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (10K) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Gains losses on equity method investments	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest	20.00%		20.00%		20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest	50.00%		50.00%		50.00%
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest							25.00%
Unrecorded profit (loss)							$ 129,207
Gains losses on equity method investments					$ 0	$ 0	0
Balance sheet [Abstract]
Total assets							136,661
Total liabilities							660,006
Total stockholders' equity (deficit)							(523,345)
Statement of operations [Abstract]
Revenues							61,028
Net (loss)							$ (516,829)
Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest					25.00%	25.00%
Unrecorded profit (loss)					$ (295,489)	$ 213,370
Gains losses on equity method investments			$ 0		0	0
Balance sheet [Abstract]
Total assets					1,039,733	757,784
Total liabilities					2,179,303	1,563,046
Total stockholders' equity (deficit)					(1,139,570)	(805,262)
Statement of operations [Abstract]
Revenues					664,386	0
Net (loss)					(356,477)	$ (798,009)
ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest						25.00%
Unrecorded profit (loss)						$ 11,430
Gains losses on equity method investments					$ 0	0
Balance sheet [Abstract]
Total assets						305,069
Total liabilities						302,572
Total stockholders' equity (deficit)						2,497
Statement of operations [Abstract]
Revenues						0
Net (loss)						$ (34,671)
Altrazeal AG [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest					25.00%
Gains losses on equity method investments			$ 0		$ 0